Organization and principal activities - Establishment of Pintec, its subsidiaries and VIEs (Details)	Dec. 31, 2025
Ziitech Pty Ltd
Major subsidiaries and VIEs
Percent of ownership interest	25.00%
Zii Cloud Singapore Pte Ltd | Ziitech Pty Ltd
Major subsidiaries and VIEs
Percent of ownership interest	60.00%